Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories
7.	INVENTORIES

	As of December 31
	2010	2011
Inventories
Finished goods	7,453	13,579
Raw materials	6,004	4,577
Work in process	294	578

	13,751	18,734

The finished goods included consignment inventory of $156 and $830 as of December 31, 2010 and 2011, respectively.